Capital Stock - Summary of Stock Option Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options
Options Outstanding - beginning of year (shares)	3,367	2,800	2,710
Options, Granted (shares)	732	916	265
Options, Exercised (shares)	(3)	0	(36)
Options, Forfeited / expired (shares)	(496)	(349)	(139)
Options Outstanding - end of year (shares)	3,600	3,367	2,800
Options Exercisable - end of year (shares)	2,221	2,271	2,500
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Outstanding - beginning of year (dollars per share)	$ 29.16	$ 36.84	$ 36.61
Weighted-Average Exercise Price, Granted (dollars per share)	10.18	9.44	43.99
Weighted-Average Exercise Price, Exercised (dollars per share)	9.44	0.00	33.79
Weighted-Average Exercise Price, Forfeited / expired (dollars per share)	46.27	38.97	46.80
Weighted-Average Exercise Price, Outstanding - end of year (dollars per share)	22.96	29.16	36.84
Weighted-Average Exercise Price, Exercisable - end of year (dollars per share)	$ 29.76	$ 35.89	$ 36.03